Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
Retail | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 30, 2013
Prospectus

The following information supplements similar information for Fidelity Emerging Markets Discovery Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.